Restatement of Previously Issued Consolidated Financial Statements - Merger (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 23, 2020 $ / shares shares	Jul. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Jul. 29, 2020 shares	Jan. 01, 2019 USD ($)
Common Stock and Redeemable Convertible Preferred Stock
Trust fund | $			$ 196,046	$ 4,179	$ 222,948
Common stock, shares outstanding		21,562,100	81,669,151	34,197,822	91,455,732
Common stock, shares issued			81,669,151	34,197,822	91,455,732	21,562,100
Earnout liability Assumed | $			$ 50,238
Transaction costs | $		$ 30,800
Merger transaction cost paid in cash | $		$ 5,600
Shares issued as compensation for services		1,580,000
Fair value of shares issued | $		$ 23,300
Earn out shares issued		150,000
Fair value of earn out shares issued | $		$ 1,900
Amount eligible to be charged against equity | $		27,000
Cost recognized as expenses | $		3,800
Contributed capital | $		239,700
Payment of capital distribution | $		$ 50,400
Private warrants liability | $			31,534		$ 47,444
Impairment loss | $			0	$ 0
Cash balance at bank | $			206,000
Percentage of shares held by pre closing holders	55.00%	55.00%
Retained Earnings (Accumulated Deficit) | $			(317,506)	$ (263,474)	$ (382,607)
CEO
Common Stock and Redeemable Convertible Preferred Stock
Shares issued		1,000,000
Cumulative effect | ASC 606
Common Stock and Redeemable Convertible Preferred Stock
Retained Earnings (Accumulated Deficit) | $							$ 507
Additional Offering, PIPE Investors
Common Stock and Redeemable Convertible Preferred Stock
Common stock, shares issued		15,000,000
Shares issued Price (Per share) | $ / shares		$ 10.00
Net proceeds | $		$ 141,800
Direct offering costs | $		8,200
Public Warrants
Common Stock and Redeemable Convertible Preferred Stock
Share price | $ / shares					$ 11.50
Private Warrants
Common Stock and Redeemable Convertible Preferred Stock
Private warrants liability | $		34,000
PropTech Acquisition Corporation
Common Stock and Redeemable Convertible Preferred Stock
Working capital | $		600
Payment of Liabilities | $		4,300
Proceeds available for use | $		305,100
Payment of capital distribution | $		30,000
Net assets | $		275,100	$ 275,100
PropTech Acquisition Corporation | Original public offering
Common Stock and Redeemable Convertible Preferred Stock
Working capital | $		$ 6,000
Merger Agreement
Common Stock and Redeemable Convertible Preferred Stock
Shares Redeemed		400
Redemption price (per share) | $ / shares		$ 10.04
Trust fund | $		$ 173,100
Common stock, shares outstanding		17,249,600
Shares converted	4,312,500	4,312,500
Shares conversion ratio	1	1
Shares issued on conversion		184,652
Warrants cancelled		3,116,003
Issued for cancellation of warrants		5,126,128
Common stock issued on extinguishment of stock options		2,533,016
Shares issued value in merger | $		$ 30,000
Shares issued shares in merger		83,559,663
Stock called by warrants	14,325,000		14,325,000
Single share price | $ / shares	$ 1
Warrants outstanding		14,325,000
Share price | $ / shares	$ 11.50
Number of days for determining share price commencement	30 days
Expiring period after merger for determining share price	5 years
Earn out shares issued		5,000,000
Amount eligible to be charged against equity | $		$ 27,000
Merger Agreement | CEO
Common Stock and Redeemable Convertible Preferred Stock
Shares issued shares in merger		1,000,000
Merger Agreement | Common stock warrants
Common Stock and Redeemable Convertible Preferred Stock
Issued for cancellation of warrants		4,472,695
Warrants outstanding	14,235,000
Merger Agreement | Public Warrants
Common Stock and Redeemable Convertible Preferred Stock
Stock called by warrants	8,625,000
Warrants outstanding	8,625,000	8,625,000
Merger Agreement | Private Warrants
Common Stock and Redeemable Convertible Preferred Stock
Stock called by warrants	5,700,000		5,700,000
Warrants outstanding	5,700,000	5,700,000
Merger Agreement | Preferred stock
Common Stock and Redeemable Convertible Preferred Stock
Shares converted		52,251,876
Shares issued on conversion		52,207,029
Common stock issued on extinguishment of stock options		2,316,280
Merger Agreement | PropTech Acquisition Corporation
Common Stock and Redeemable Convertible Preferred Stock
Shares issued (shares)		36,264,984